Cover	Mar. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2025
Entity File Number	000-53612
Entity Registrant Name	MARVION INC.
Entity Central Index Key	0001439264
Entity Tax Identification Number	26-2723015
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 1401, 14/F, Phase 1
Entity Address, Address Line Two	Austin Tower
Entity Address, Address Line Three	22-26 Austin Avenue
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2111 4437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	MVNC
Entity Emerging Growth Company	false